property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
property, plant and equipment
Schedule of property, plant and equipment

		Owned assets							Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Investment	Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	property	construction	Total	assets	estate	Other	Total	Total
AT COST
Balance as at January 1, 2023		$36,036	$3,746	$1,772	$83	$—	$815	$42,452	$835	$2,095	$122	$3,052	$45,504
Additions [1]		1,006	29	62	—	—	803	1,900	473	289	19	781	2,681
Additions arising from business acquisitions		36	13	3	—	—	—	52	—	28	—	28	80
Assets under construction put into service		625	175	126	1	—	(927)	—	—	—	—	—	—
Dispositions, retirements and other		(547)	(129)	(113)	(1)	—	—	(790)	—	(15)	(25)	(40)	(830)
Net foreign exchange differences		(2)	(4)	(8)	—	—	(2)	(16)	—	(11)	—	(11)	(27)
Balance as at December 31, 2023		37,154	3,830	1,842	83	—	689	43,598	1,308	2,386	116	3,810	47,408
Additions [1]	30(c)	881	108	56	9	—	568	1,622	725	258	32	1,015	2,637
Additions arising from business acquisitions	18(b)	—	—	15	—	—	—	15	—	9	—	9	24
Assets under construction put into service		493	120	93	—	46	(752)	—	—	—	—	—	—
Transfers	30(c)	248	93	45	—	—	—	386	(300)	(86)	—	(386)	—
Dispositions, retirements and other		(1,395)	(189)	(215)	(4)	—	—	(1,803)	—	(62)	(26)	(88)	(1,891)
Net foreign exchange differences		3	20	35	—	—	—	58	—	44	—	44	102
Balance as at December 31, 2024		$37,384	$3,982	$1,871	$88	$46	$505	$43,876	$1,733	$2,549	$122	$4,404	$48,280
ACCUMULATED DEPRECIATION
Balance as at January 1, 2023		$24,112	$2,322	$1,094	$—	$—	$—	$27,528	$50	$795	$47	$892	$28,420
Depreciation [2]		1,671	195	216	—	—	—	2,082	122	291	19	432	2,514
Dispositions, retirements and other		(528)	(113)	(81)	—	—	—	(722)	—	(21)	(18)	(39)	(761)
Net foreign exchange differences		(1)	—	(3)	—	—	—	(4)	—	(9)	—	(9)	(13)
Balance as at December 31, 2023		25,254	2,404	1,226	—	—	—	28,884	172	1,056	48	1,276	30,160
Depreciation [2]		1,611	171	199	—	—	—	1,981	193	319	20	532	2,513
Transfers	30(c)	89	23	28	—	—	—	140	(118)	(22)	—	(140)	—
Dispositions, retirements and other		(1,440)	(145)	(145)	—	—	—	(1,730)	—	(46)	(15)	(61)	(1,791)
Net foreign exchange differences		5	14	20	—	—	—	39	—	22	—	22	61
Balance as at December 31, 2024		$25,519	$2,467	$1,328	$—	$—	$—	$29,314	$247	$1,329	$53	$1,629	$30,943
NET BOOK VALUE
Balance as at December 31, 2023		$11,900	$1,426	$616	$83	$—	$689	$14,714	$1,136	$1,330	$68	$2,534	$17,248
Balance as at December 31, 2024		$11,865	$1,515	$543	$88	$46	$505	$14,562	$1,486	$1,220	$69	$2,775	$17,337

1	For the year ended December 31, 2024, additions include $(2) (2023 – $59) in respect of asset retirement obligations (see Note 25).
2	For the year ended December 31, 2024, depreciation includes $79 (2023 – $36) in respect of impairment of real estate right-of-use lease assets, net of impairment reversal of $23 (2023 - $NIL).